Tax (Tables)	6 Months Ended
Jun. 30, 2019
Tax
Current and deferred tax assets and liabilities
	Assets		Liabilities
	As at	As at	As at	As at
	30.06.19	31.12.18	30.06.19	31.12.18
Current and deferred tax assets and liabilities	£m	£m	£m	£m
Current tax	2,041	1,713	(613)	(621)
Deferred tax	2,677	2,970	(332)	-
Total	4,718	4,683	(945)	(621)

Deferred tax assets and liabilities
	As at	As at
	30.06.19	31.12.18
Deferred tax assets and liabilitites	£m	£m
USA	2,293	2,541
UK	-	3
Other	384	426
Deferred tax assets	2,677	2,970
Deferred tax liabilities - UK	(332)	-

Analysis of deferred tax assets
Temporary differences	2,289	2,441
Tax losses	388	529
Deferred tax assets	2,677	2,970